Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Intangible assets	$ 1,126.4	$ 1,209.8
Asbestos liability	319.1	349.3
Other provisions and accruals	54.1	55.6
Net operating loss carryforwards	41.3	69.9
Foreign and research tax credit carryforwards	114.2	115.5
Total deferred tax assets	1,655.1	1,800.1
Valuation allowance	(262.9)	(267.6)
Total deferred tax assets net of valuation allowance	1,392.2	1,532.5
Deferred tax liabilities:
Depreciable and amortizable assets	(117.5)	(132.2)
Other	(48.1)	(38.5)
Total deferred tax liabilities	(165.6)	(170.7)
Total deferred taxes, net	$ 1,226.6	$ 1,361.8